SCHEDULES OF CONCENTRATION OF RISK (Details)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage	35.00%		24.00%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage		[1]	18.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage		[1]	16.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk, percentage		[1]		[1]	16.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk, percentage	31.00%			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk, percentage	27.00%			[1]

[1]	Less than 10%